Plant Acquisitions - Identifiable Assets Acquired and Liabilities Assumed (Details) - Natural Gas Processing Plant - Baconton $ in Thousands	Dec. 20, 2022 USD ($)
Plant Acquisition [Line Items]
Electric plant in service, net	$ 16,450
Other current assets	323
Other current liabilities	(30)
Total identifiable net assets	$ 16,743